Trade receivables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule aged analysis of trade receivables

The aged analysis of trade receivables at the end of the reporting period:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Neither past due nor impair	107,815	41,067

Past due but not impair:
1 to 30 days	53,595	21,818
31 to 60 days	100,649	86,960
More than 60 days	310,716	191,511

	572,775	341,356

The aged analysis of trade receivables at the end of the reporting period:

	2025	2024
	USD	USD

Neither past due nor impair	2,307	27,218

Past due but not impair:
1 to 30 days	9,419	952
31 to 60 days	4,199	12,461
More than 60 days	29,603	33,385

	45,528	74,016